7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

March 1, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	Voya Partners, Inc.
SEC File Nos. 333-32575; 811-08319

Ladies and Gentlemen:

On behalf of Voya Partners, Inc. (the “Registrant”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated February 16, 2021, to the Adviser Class, Initial Class, Class R6, Service Class, and Service 2 Class Prospectus, dated May 1, 2020, for VY® Invesco Comstock Portfolio.

The purpose of the filing is to submit the 497(e) filing dated February 16, 2021 in XBRL for the Registrant.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management – Voya Family of Funds

INVESTMENT MANAGEMENT voyainvestments.com